Consolidated Statements Of Common Shareholder's Equity (Deficit) - USD ($) $ in Thousands	Total	Paid In Capital [Member]	Accumulated Deficit [Member]	Cumulative Preferred Stock Of Subsidiary [Member]	Indianapolis Power And Light Company [Member]	Indianapolis Power And Light Company [Member] Corporate Stocks - Common [Member]	Indianapolis Power And Light Company [Member] Paid In Capital [Member]	Indianapolis Power And Light Company [Member] Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2011	$ (5,846)	$ 11,367	$ (17,213)	$ 59,784	$ 781,597	$ 324,537	$ 13,114	$ 443,946
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,783		68,783	3,213	100,916
Net income	71,996				104,129			104,129
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(96,700)			(96,700)
Distributions to AES	(66,600)		(66,600)
Contributions from AES	444	444			422		422
Balance at Dec. 31, 2012	(3,219)	11,811	(15,030)	59,784	786,235	324,537	13,536	448,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	60,836		60,836	3,213	93,339
Net income	64,049				96,552			96,552
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(90,150)			(90,150)
Distributions to AES	(59,500)		(59,500)
Contributions from AES	49,657	49,657			49,637		49,637
Balance at Dec. 31, 2013	47,774	61,468	(13,694)	59,784	839,061	324,537	63,173	451,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	74,755		74,755	3,213	106,315
Net income	77,968				109,528			109,528
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(127,400)			(127,400)
Distributions to AES	(78,400)		(78,400)
Contributions from AES	107,142	107,142			107,133		107,133
Balance at Dec. 31, 2014	$ 151,271	$ 168,610	$ (17,339)	$ 59,784	$ 925,109	$ 324,537	$ 170,306	$ 430,266